Revenue (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Performance obligation	$ 182,000,000
Percentage of remaining performance obligations	79.00%
Other long term assets	$ 784
Deferred revenues		$ 33,030,000